Capital reorganization (the "SPAC Merger") - Narrative (Details) $ / shares in Units, $ in Thousands, € in Millions	6 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 18, 2023 USD ($) $ / shares	Dec. 18, 2023 EUR (€)	Dec. 07, 2023 USD ($)
Capital Reorganization [Line Items]
Share based listing expense	$ 106,017
Ordinary share, fair value (in dollars per share) | $ / shares		$ 11.99
Fair value of share consideration	94,811
Adjusted NETC’s net liabilities upon closing	11,206	$ 11,200
Excess of fair value in shares issued over net assets acquired	106,000
Fair value of earnout for NETC Sponsor	$ 22,576
Purchase price per share (in dollars per share) | $ / shares	$ 10.20
Issuance of senior convertible notes	$ 12,500
Nabors Lux and AGCentral Energy
Capital Reorganization [Line Items]
Ordinary shares purchased	30,000
AgCentral Energy Pty Ltd
Capital Reorganization [Line Items]
Ordinary shares purchased	15,000
Issuance of senior convertible notes	5,000
Nabors Lux
Capital Reorganization [Line Items]
Ordinary shares purchased	15,000
Issuance of senior convertible notes	7,500
Backstop Agreement Amendment - Nabors
Capital Reorganization [Line Items]
Commitment to purchase ordinary shares				$ 10,000
Promissory Note – EDF
Capital Reorganization [Line Items]
Notional amount		$ 10,900	€ 10.0
PIPE Financing
Capital Reorganization [Line Items]
Committed subscriptions	22,500
PIPE Financing | AgCentral Energy Pty Ltd
Capital Reorganization [Line Items]
Committed subscriptions	12,500
PIPE Financing | Nabors Lux
Capital Reorganization [Line Items]
Committed subscriptions	$ 10,000